INCOME TAX - Schedule of components of Company's net deferred tax assets (liability) (Details)	Dec. 31, 2021 USD ($)
Deferred tax asset
Net operating loss carryforward	$ 5,846
Startup/Organization Expenses	60,961
Total deferred tax asset	66,807
Valuation allowance	$ (66,807)